CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents
	December 31
	2023	2022
	USD thousands

Cash	105,997	173,568
Bank deposits	128,311	43,932

Cash and cash equivalents	234,308	217,500